Document and Entity Information	Sep. 05, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 05, 2024
Entity Registrant Name	AMERICOLD REALTY TRUST, INC.
Entity Incorporation State Country Code	MD
Entity File Number	001-34723
Entity Tax Identification Number	93-0295215
Entity Address Address Line 1	10 Glenlake Parkway
Entity Address Address Line 2	South Tower, Suite 600
Entity Address City Or Town	Atlanta
Entity Address State Or Province	GA
Entity Address Postal Zip Code	30328
City Area Code	678
Local Phone Number	441-1400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	COLD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001455863